CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short-term deposits, guarantee deposits	R$ 3,768	R$ 3,083